11. Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Details Narrative
Rent expense	$ 106,000	$ 103,000	$ 135,000	$ 92,000